Non-controlling interest (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			24 Months Ended											12 Months Ended		0 Months Ended			1 Months Ended		0 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 Ship Finance company	Dec. 31, 2008 Ship Finance arrangement	Dec. 31, 2013 North Atlantic Drilling	Dec. 31, 2013 Seadrill Partners LLC	Dec. 13, 2013 Seadrill Partners LLC	Oct. 31, 2013 Seadrill Partners LLC	Oct. 18, 2013 Seadrill Partners LLC	Oct. 24, 2012 Seadrill Partners LLC	Dec. 31, 2013 Asia Offshore Drilling	Mar. 26, 2013 Asia Offshore Drilling	Dec. 31, 2013 Sevan Drilling ASA	Jul. 02, 2013 Sevan Drilling ASA	Dec. 31, 2013 Non-controlling Interest	Dec. 31, 2011 Non-controlling Interest	Dec. 13, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 18, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 24, 2012 Stock Issued to Reporting Entity Seadrill Partners LLC	Dec. 31, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Oct. 31, 2013 Stock Issued to Reporting Entity Seadrill Partners LLC	Dec. 13, 2013 Stock Issued to Public Seadrill Partners LLC	Oct. 18, 2013 Stock Issued to Public Seadrill Partners LLC	Oct. 24, 2012 Stock Issued to Public Seadrill Partners LLC	Dec. 31, 2013 Stock Issued to Public Seadrill Partners LLC	Mar. 25, 2013 Asia Offshore Drilling
Noncontrolling Interest [Line Items]
Seadrill's ownership after the offering					74.21%	62.35%	62.35%	77.47%	77.47%	75.67%	66.23%	66.21%	50.11%	50.10%												66.18%
Common units representing liability entity's interests (in shares)										10,062,500
Common unit price representing liability entity's interests							$ 29.5		$ 32.29	$ 22.00
Gross proceeds from completion of IPO							$ 380.0		$ 0	$ 221.4
Expenses related completion of IPO of common units										18.7
Common units issued in connection with an over allotment option (in shares)										1,312,500
Common units owned upon completion of IPO (in shares)										14,752,525
Subordinated units owned upon completion of IPO (in shares)										16,543,350
New shares issued by equity method investment																	3,394,916	3,310,622	14,752,525	3,394,916	3,310,622	12,880,000	0	10,062,500	12,880,000
Fair value of establishment of non-controlling interest																										100
Ownership interest (in hundredths)														50.10%
Fair Value of Non Controlling Interests														197
Number of sale and leaseback arrangements for drilling rigs with Ship Finance				5
Number of Ship Finance companies acquired			1
Acquisition of remaining equity shares of former VIE			47
Dividend paid to non controlling interest in VIE	$ 223	$ 23													$ 223	$ 23